Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 18, 2013	May 31, 2013
Stockholders' equity (deficit):
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000,000	5,000,000,000		5,000,000,000
Common stock, shares issued	487,712,326	487,139,777	487,712,326
Common stock, shares outstanding	487,712,326	487,139,777	487,712,326